Summary of Significant Accounting Policies and Going Concern (Details) - Schedule of level 3 valuation financial instruments - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Summary of Significant Accounting Policies and Going Concern [Line Items]
Balance as of beginning	$ 125,693	$ 128,628
Change in fair market value of warrant	8,710
Surrender of warrants	(134,403)
Balance as of ending		125,693
Gain on debt extinguishment upon conversion of related note payable		(8,851)
Derivative expense		$ 5,916